Equity (Details)			1 Months Ended		6 Months Ended	12 Months Ended
		May 30, 2024	Jul. 31, 2023 shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Sep. 27, 2024 $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2022 shares	Jun. 30, 2022 shares
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 2.59504
Reverse stock split		1-for-5 reverse stock split
Authorized share capital					2,231,734,400
Divided ordinary shares					860,000,000
Ordinary shares, shares outstanding										44,069,300
Ordinary shares, shares issued										44,069,300
Conversion ratio					0.7807324
Recapitalized ordinary share					3,265,837
Warrants to subscribe					17,964,879
Converted shares			16,389,445	1,000,000
After-tax profits percentage					10.00%
Reserve funds percentage					50.00%
Statutory reserves (in Dollars) | $				$ 1,117,828	$ 1,117,828	$ 1,117,828		$ 1,117,828
Consolidated net assets (in Dollars) | $					$ 66,388,083			$ 66,396,340
Common Stock [Member]
Equity [Line Items]
Authorized share capital					458,694,920
Par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares, shares issued									31,283,756
Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Reverse stock split shares					653,168
Beijing Hydrogen [Member] | Common Stock [Member]
Equity [Line Items]
Shares issued for business acquisition						1,804,630
Beijing Deran [Member]
Equity [Line Items]
Stock split shares						25,558
Reverse stock split						1-for-5 reverse stock split
Class A Ordinary Shares [Member]
Equity [Line Items]
Stock split shares					3,592,980
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]				$ 0.0001			$ 0.0001
Reverse stock split					1-for-5 reverse stock split
Ordinary shares, shares authorized	[1]				400,000,000			400,000,000
Ordinary shares, shares outstanding	[1]				13,297,734			13,297,734
Ordinary shares, shares issued	[1]				13,297,734			13,297,734
Class A Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.519008
Reverse stock split					one
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Stock split shares				200,000	16,103,995
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 2.59504
Reverse stock split				1-for-5 reverse stock split
Ordinary shares, shares authorized					400,000,000
Ordinary shares, shares issued					25,936,012
Warrants to subscribe					17,964,879
Converted shares				1,000,000
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member] | Warrant [Member]
Equity [Line Items]
Reverse stock split					1-for-5 reverse stock split
Reverse stock split shares					3,592,980
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member] | Equity [Member]
Equity [Line Items]
Reverse stock split					1-for-5 reverse stock split
Class A Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member] | Common Stock [Member]
Equity [Line Items]
Stock split shares				200,000
Class A Ordinary Shares [Member] | Beijing Hydrogen [Member]
Equity [Line Items]
Stock split shares						360,926
Acquisition of non-controlling interest						127,791
Class A Ordinary Shares [Member] | Share Consolidation [Member] | Equity [Member]
Equity [Line Items]
Stock split shares					5
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.519008
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]				$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	[1]				460,000,000			460,000,000
Ordinary shares, shares outstanding	[1]				5,957,690			5,957,690
Ordinary shares, shares issued	[1]				5,957,690			5,957,690
Class B Ordinary Shares [Member] | Equity [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 2.59504
Reverse stock split					one
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Stock split shares				200,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 2.59504		$ 0.0001
Reverse stock split				1-for-5 reverse stock split	five
Class B Ordinary Shares [Member] | Duo Duo International Limited [Member]
Equity [Line Items]
Ordinary shares, shares issued					7,406,060
Class B Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member]
Equity [Line Items]
Stock split shares				200,000	1,481,212
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 2.59504
Reverse stock split					1-for-5 reverse stock split
Ordinary shares, shares authorized					460,000,000
Ordinary shares, shares issued					1,000,000
Common share not deemed outstanding					7,406,060
Class B Ordinary Shares [Member] | Baijiayun Group Ltd Equity [Member] | Duo Duo International Limited [Member]
Equity [Line Items]
Stock split shares					10,916,792
Reverse stock split					1-for-5 reverse stock split
Ordinary shares, shares issued					54,583,957

[1]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.